Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Cash Flow Information
Change in
Non-Cash
Working Capital

	Years Ended December 31
(in thousands)	2019	2018

Change in non-cash working capital

Accounts receivable	$(2,514)	$828

Accounts payable and accrued liabilities	(9,791)	7,977

Other	468	159

Total change in non-cash working capital	$(11,837)	$8,964